Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
33.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The business transactions and assets of Adlai Hangzhou and Shanghai Adlai Nortye Biopharma Co., Ltd (“PRC Subsidiaries”) are primarily denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. These currency exchange control measures imposed by the PRC government may restrict the ability of PRC Subsidiaries to transfer their net assets to the Company through loans, advances or cash dividends.

The net assets of PRC Subsidiaries in aggregate exceeded 25% of the Company’s consolidated net assets. Accordingly, condensed parent company financial statements have been prepared in accordance with Rule 5.04 and Rule 12-04 of SEC Regulation S-X.

The subsidiaries did not pay any dividends to the Company for the periods presented. For the purpose of presenting parent-only financial information, the Company records its investment in its subsidiaries under the cost method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with IFRSs are not required.

As of December 31, 2024 and 2025, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

PARENT COMPANY BALANCE SHEETS

	December 31,
	2024	2025
	$’000	$’000
ASSETS
Current assets
Cash and cash equivalents	10,652	150
Prepayments, other receivables and other assets	30	47
Total current assets	10,682	197
Non-current assets
Due from related parties	177,507	195,029
Investment in subsidiaries	138,588	142,214
Total non-current assets	316,095	337,243
Total assets	326,777	337,440
LIABILITIES
Current liabilities
Accounts payable	538	460
Other payables and accruals.	95	354
Due to related parties	—	8,848
Interest-bearing bank and other borrowings	10,810	13,200
Total current liabilities	11,443	22,862
Total liabilities	11,443	22,862
Class A Ordinary shares (par value of $0.0001 per share; 93,710,803 shares outstanding as of December 31, 2024; and 103,010,803 shares outstanding as of December 31, 2025)	9	10
Class B Ordinary shares (par value of $0.0001 per share; 16,990,000 shares outstanding as of December 31, 2024 and 2025)	2	2
Share premium	439,016	439,266
Share based payments reserve	20,311	21,592
Accumulated deficit	(144,004)	(146,292)
Total shareholders’ equity	315,334	314,578
Total liabilities and shareholders’ equity	326,777	337,440

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended December 31,
	2023	2024	2025
	$’000	$’000	$’000
REVENUE	—	—	—
Other operating income, net	242	1,305	39
General and administrative expenses	(6,196)	(1,473)	(1,572)
Research and development expenses	—	—	—
Total operating loss	(5,954)	(168)	(1,533)
Other income and gains	—	283	105
Other expenses	—	—	—
Investment income	—	—	—
Fair value loss on financial liabilities at FVTPL	(39,171)	—	—
Finance costs	(249)	(630)	(860)
LOSS BEFORE TAX	(45,374)	(515)	(2,288)
Income tax expense	—	—	—
LOSS FOR THE YEAR	(45,374)	(515)	(2,288)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(45,374)	(515)	(2,288)

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2023	2024	2025
	$’000	$’000	$’000
Net cash flows used in operating activities	(13,143)	(56,397)	(12,009)
Net cash flows provided by/ (used in) investing activities	(38,082)	4,193	(300)
Net cash flows provided by/ (used in) financing activities	102,181	(294)	1,807
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	50,956	(52,498)	(10,502)
Cash and cash equivalents at beginning of year	12,194	63,150	10,652
CASH AND CASH EQUIVALENTS AT END OF YEAR	63,150	10,652	150